Cover	3 Months Ended
Mar. 31, 2024
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On November 3, 2023, ZyVersa Therapeutics, Inc. (the “Company”, “we”, “us”, or “our”) filed with the Securities and Exchange Commission (the “SEC”) a registration statement on Form S-1 (File No. 333-275320), as amended (the “Registration Statement”), which was declared effective by the SEC under the Securities Act on December 6, 2023, with respect to 40,000 shares of common stock, 360,000 pre-funded warrants to purchase up to 360,000 shares of common stock, 400,000 Series A common warrants to purchase up to 400,000 shares of common stock, and 400,000 Series B common warrants to purchase up to 400,000 shares of common stock.
Entity Registrant Name	ZYVERSA THERAPEUTICS, INC.
Entity Central Index Key	0001859007
Entity Tax Identification Number	86-2685744
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2200 N. Commerce Parkway
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Weston
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33326
City Area Code	(754) 231-1688
Local Phone Number	231-1688
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false